Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Short-term investments
Held-to-maturity investments and term deposits	989,407	389,351	55,676
Available-for-sale investments	—	32,481	4,645
Trading debt securities	140,960	145,722	20,838
Equity securities measured at fair value	91,497	90,009	12,871
Investments held by consolidated investment funds measured at fair value	52,745	—	—
Total short-term investments	1,274,609	657,563	94,030
Long-term investments
Held-to-maturity investments and term deposits	229,891	355,803	50,878
Available-for-sale investments	31,536	—	—
Other long-term investments
- Investments measured at fair value	600,697	545,808	78,051
- Investments measured at cost less impairment	37,962	25,462	3,640
Total other long-term investments	638,659	571,270	81,691
Investments held by consolidated investment funds measured at fair value	71,013	244,939	35,026
Total long-term investments	971,099	1,172,012	167,595

The Group invests in term deposits and held-to-maturity debt investments which have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. Current term deposits are bank deposits with original maturities longer than three months but less than one year. Non-current term deposits are bank deposits with maturities longer than one year. The Group recorded investment income on these products of RMB7,382, RMB53,724 and RMB47,476 for the years ended December 31, 2023, 2024 and 2025, respectively. The gross unrecognized holding gain was RMB6,239, RMB13,474 and RMB16,999 as of December 31, 2023, 2024 and 2025, respectively. No credit loss related to held-to-maturity investments and term deposits was recognized for the years ended December 31, 2023, 2024 and 2025.

Available-for-sale investments consist of investments that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. As of December 31, 2025, RMB32,481 of available-for-sale investments will mature in 2026. The amortized cost of the available-for-sale investments as of December 31, 2024 and 2025 was 31,536 and RMB32,481, respectively. No credit loss related to available-for-sale investments was recognized for the years ended December 31, 2023, 2024 and 2025.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with no significant influence. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of RMB13,343, RMB1,000 and nil in investment income (loss) for the years ended December 31, 2023, 2024 and 2025, respectively.